NOTE 8 – LOAN PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 26, 2022	Apr. 26, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 04, 2022
Short-Term Debt [Line Items]
Loans Payable, Current			$ 12,061		$ 13,400	$ 13,496
Loans Payable, Noncurrent			15,398		22,518	33,360
Payments of Financing Costs			6,434		10,792
Payments for Loans			$ 26,434	$ 5,338	$ 10,792	$ 10,294
White Lion Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount							$ 20,000
Debt Instrument, Interest Rate, Effective Percentage							25.00%
Payments of Debt Issuance Costs	$ 20,000
Proceeds from Notes Payable	$ 15,000
Amortization of Debt Discount (Premium)		$ 5,000
Vehicle [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			6.90%		6.90%
Debt Instrument, Term			5 years		5 years
Interest Expense, Long-Term Debt			$ 1,332	$ 1,549